Cover	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Entity Registrant Name	SHARPLINK GAMING LTD.
Entity Central Index Key	0001025561
Entity Tax Identification Number	98-1657258
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	333 Washington Avenue North
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	293-0619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	SBET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable